Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Summary of Impairment Losses on Financial Assets
Impairment losses on financial assets recognized in profit or loss were as follows:

	2021	2020	2019
(in $ millions)	$	$	$

Trade receivables	8	33	35
Loans and advances at amortized cost	11	10	15
Payment cycle receivables	5	3	12
Other receivables	3	11	(5)
Time deposits	(8)	8	*
Cash and cash equivalents	—	(2)	(1)

	19	63	56

*	Amount less than $1 million

Summary of Exposure to Credit Risk for Trade Receivables at Reporting Date
The exposure to credit risk for trade receivables at the reporting date by geographic region was as follows:

	Net carrying amount
	2021	2020
(in $ millions)	$	$

Indonesia	36	39
Singapore	25	20
Philippines	5	7
Malaysia	13	6
Vietnam	7	7
Other countries	9	5

	95	84

Summary of Exposure To Credit Risk and ECLs For Trade Receivables
The following table provides information about the exposure to credit risk and ECLs for trade receivables as at December
31
:

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2021
Current (not past due)	2.94	70	(2)	No
1 – 30 days past due	10.08	17	(2)	No
31 – 60 days past due	20.46	10	(2)	No
61 – 90 days past due	50.14	5	(2)	No
91 – 120 days past due	55.76	4	(3)	No
More than 121 days	98.54	11	(11)	Yes

		117	(22)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2020
Current (not past due)	7.48	68	(5)	No
1 – 30 days past due	16.65	17	(3)	No
31 – 60 days past due	45.85	4	(2)	No
61 – 90 days past due	49.32	4	(2)	No
91 – 120 days past due	76.74	3	(2)	No
More than 121 days	94.57	28	(26)	Yes

		124	(40)

Summary of Exposure To Credit Risk and ECLs For Loans and Advances to Customers
The following table provides information about the exposure to credit risk and ECLs for loans and advances to customers.

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit- impaired
(in $ millions)%		$	$
2021
Current (not past due)	5.37	97	(5)	No
1 – 30 days past due	12.84	16	(2)	No
31 – 60 days past due	46.53	2	(1)	No
61 – 90 days past due	56.23	1	(1)	No
91 – 120 days past due	87.43	1	(1)	Yes
More than 121 days	91.12	1	(1)	Yes

		118	(11)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit- impaired
(in $ millions)%		$	$
2020
Current (not past due)	7.19	29	(2)	No
1 – 30 days past due	42.85	5	(2)	No
31 – 60 days past due	79.55	3	(2)	No
61 – 90 days past due	80.80	1	(1)	No
91 – 120 days past due	100.00	1	(1)	Yes
More than 121 days	100.00	1	(1)	Yes

		40	(9)

Summary of Movement in the Allowance
The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2021	2020
(in $ millions)	$	$
At January 1	40	26
Impairment loss recognized	8	33
Amounts written off	(24)	(20)
Exchange translation differences	(2)	1
At December 31	22	40

Summary of Exposure to Credit Risk for Loans and Advances
The exposure to credit risk for loans and advances at the reporting date by geographic region was as follows:

	Carrying amount
	2021	2020
(in $ millions)	$	$
Malaysia	14	2
Singapore	40	9
Thailand	33	11
Philippines	13	7
Indonesia	2	*
Vietnam	5	2

	107	31

*	Amount less than $1 million

Summary of Contractual Maturities of Financial Liabilities
The following are the contractual maturities of financial liabilities considered in the context of the Group’s liquidity risk management strategy. The amounts are gross and undiscounted and include contractual interest payments.

		Contractual cash flows
	Carrying amount	Total	Less than 1 year	1 to 5 years	More than 5 years
(in $ millions)	$	$	$	$	$
2021
Financial liabilities
Bank loans	138	(150)	(74)	(76)	—
Term loan	1,914	(2,422)	(131)	(2,291)	—
Trade and other payables	780	(780)	(770)	(10)	—
Lease liabilities	123	(197)	(23)	(58)	(116)
	2,955	(3,549)	(998)	(2,435)	(116)
2020
Financial liabilities
Bank loans	212	(233)	(136)	(97)	—
Trade and other payables	586	(586)	(585)	(1)	—
Lease liabilities	39	(40)	(19)	(21)	*
Convertible redeemable preference shares	10,767	(15,535)	—	(15,535)	—

	11,604	(16,394)	(740)	(15,654)	*

*	Amount less than $1 million

Summary of Interest Rate Profile of the Group's Interest-bearing Financial Instruments

	Carrying amount
	2021	2020
(in $ millions)	$	$
Fixed-rate instruments
Other investments	3,178	1,282
Cash and cash equivalents	4,991	2,173
CRPS (liability component)	—	(10,767)
Bank loans	(100)	(162)
Variable-rate instruments
Bank loans	(38)	(50)
Term loan	(1,914)	—

Summary of Accounting Classification and Fair Values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount			Fair value
	Note	Fair value	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$
(in $ millions)
December 31, 2021
Financial assets
Debt investments		685	—	685	594	91	—	685
Equity investments	7	618	—	618	457	—	161	618
Time deposits	7	—	3,178	3,178	—	—	—	—
Trade and other receivables	8	—	255	255	—	—	—	—
Other assets	9	—	172	172	—	—	—	—
Cash and cash equivalents	10	—	4,991	4,991	—	—	—	—
Total		1,303	8,596	9,899	1,051	91	161	1,303
Financial liabilities
Term loan		—	(1,914)	(1,914)	—	—	—	—
Warrant liabilities	13	(54)	—	(54)	(21)	—	(33)	(54)
Bank loans	14	—	(138)	(138)	—	—	—	—
Trade and other payables	16	(9)	(771)	(780)	—	—	(9)	(9)
Total		(63)	(2,823)	(2,886)	(21)	—	(42)	(63)

		Carrying amount			Fair value
	Note	Fair value	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$
(in $ millions)
December 31, 2020
Financial assets
Debt investments		250	—	250	228	22	—	250
Equity investments	7	143	—	143	—	—	143	143
Time deposits	7	—	1,282	1,282	—	—	—	—
Trade and other receivables	8	—	172	172	—	—	—	—
Other assets	9	—	42	42	—	—	—	—
Cash and cash equivalents	10	—	2,173	2,173	—	—	—	—
Total		393	3,669	4,062	228	22	143	393
Financial liabilities
Convertible redeemable preference shares – liability component		—	(10,767)	(10,767)	—	—	—	—
Bank loans	14	—	(212)	(212)	—	—	—	—
Trade and other payables	16	—	(586)	(586)	—	—	—	—
Total		—	(11,565)	(11,565)	—	—	—	—

Summary of Reconciliation from the Opening Balances to the Ending Balances
The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

$
(in $ millions)
At January 1, 2020	132
Net change in fair value (unrealized)	(42)
Net purchases/ (issuances)	53
At December 31, 2020	143
At January 1, 2021	143
Net change in fair value (unrealized)	35
Net purchases/ (issuances)	(59)
At December 31, 2021	119

Summary of Movements in Allowance for Impairment in Respect of Loans and Advances
The movement in the allowance for impairment in respect of loans and advances during the year was as follows:

	2021	2020
(in $ millions)	$	$

At January 1	9	13
Impairment loss recognized	11	10
Amounts written off	(9)	(14)
Exchange translation differences	*	*

At December 31	11	9

*	Amount less than $1 million